Distribution Date:	03/17/23	JPMBB Commercial Mortgage Securities Trust 2015-C33
Determination Date:	03/13/23
Next Distribution Date:	04/17/23
Record Date:	02/28/23	Commercial Mortgage Pass-Through Certificates
Series 2015-C33
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Balances	8		Brian Hanson		bhanson@cwcapital.com
Current Mortgage Loan and Property Stratification	9-13		900 19th Street, NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 1)	14-16	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	17-19		Don Simon	(203) 660-6100
Principal Prepayment Detail	20		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	24
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	26		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46645JAA0	1.897700%	28,723,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46645JAB8	3.061300%	44,092,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46645JAC6	3.504300%	135,000,000.00	110,550,451.95	0.00	322,834.96	0.00	0.00	322,834.96	110,550,451.95	35.35%	30.00%
A-4	46645JAD4	3.769700%	286,963,000.00	286,963,000.00	0.00	901,470.35	0.00	0.00	901,470.35	286,963,000.00	35.35%	30.00%
A-SB	46645JAE2	3.562300%	38,471,000.00	21,130,497.26	761,477.42	62,727.64	0.00	0.00	824,205.06	20,369,019.84	35.35%	30.00%
A-S	46645JAF9	4.022600%	40,946,000.00	40,946,000.00	0.00	137,257.82	0.00	0.00	137,257.82	40,946,000.00	29.02%	24.62%
B	46645JAG7	4.274300%	35,232,000.00	35,232,000.00	0.00	125,493.45	0.00	0.00	125,493.45	35,232,000.00	23.57%	20.00%
C	46645JAH5	4.620089%	41,899,000.00	41,899,000.00	0.00	161,314.26	0.00	0.00	161,314.26	41,899,000.00	17.09%	14.50%
D-1	46645JBG6	4.120089%	23,805,000.00	23,805,000.00	0.00	81,732.27	0.00	0.00	81,732.27	23,805,000.00	13.41%	11.38%
D-2	46645JBJ0	4.120089%	19,997,000.00	19,997,000.00	0.00	68,657.85	0.00	0.00	68,657.85	19,997,000.00	10.31%	8.75%
E	46645JAU6	4.620089%	19,997,000.00	19,997,000.00	0.00	76,989.93	0.00	0.00	76,989.93	19,997,000.00	7.22%	6.12%
F	46645JAW2	4.620089%	8,570,000.00	8,570,000.00	0.00	32,995.14	0.00	0.00	32,995.14	8,570,000.00	5.89%	5.00%
G	46645JAY8	4.620089%	15,236,000.00	15,236,000.00	0.00	58,659.73	0.00	0.00	58,659.73	15,236,000.00	3.54%	3.00%
NR*	46645JBA9	4.620089%	22,853,212.00	22,853,212.00	0.00	86,457.57	0.00	0.00	86,457.57	22,853,212.00	0.00%	0.00%
R	46645JBE1	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46645JBC5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			761,784,214.00	647,179,161.21	761,477.42	2,116,590.97	0.00	0.00	2,878,068.39	646,417,683.79

X-A	46645JAJ1	0.901233%	574,195,000.00	459,589,949.21	0.00	345,164.65	0.00	0.00	345,164.65	458,828,471.79
X-B	46645JAL6	0.345789%	35,232,000.00	35,232,000.00	0.00	10,152.37	0.00	0.00	10,152.37	35,232,000.00
X-C	46645JAN2	0.000000%	41,899,000.00	41,899,000.00	0.00	0.00	0.00	0.00	0.00	41,899,000.00
X-D	46645JAQ5	0.500000%	43,802,000.00	43,802,000.00	0.00	18,250.83	0.00	0.00	18,250.83	43,802,000.00
Notional SubTotal			695,128,000.00	580,522,949.21	0.00	373,567.85	0.00	0.00	373,567.85	579,761,471.79

Deal Distribution Total					761,477.42	2,490,158.82	0.00	0.00	3,251,636.24

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46645JAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46645JAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46645JAC6	818.89223667	0.00000000	2.39137007	0.00000000	0.00000000	0.00000000	0.00000000	2.39137007	818.89223667
A-4	46645JAD4	1,000.00000000	0.00000000	3.14141666	0.00000000	0.00000000	0.00000000	0.00000000	3.14141666	1,000.00000000
A-SB	46645JAE2	549.25781134	19.79354371	1.63051753	0.00000000	0.00000000	0.00000000	0.00000000	21.42406124	529.46426763
A-S	46645JAF9	1,000.00000000	0.00000000	3.35216676	0.00000000	0.00000000	0.00000000	0.00000000	3.35216676	1,000.00000000
B	46645JAG7	1,000.00000000	0.00000000	3.56191672	0.00000000	0.00000000	0.00000000	0.00000000	3.56191672	1,000.00000000
C	46645JAH5	1,000.00000000	0.00000000	3.85007423	0.00000000	0.00000000	0.00000000	0.00000000	3.85007423	1,000.00000000
D-1	46645JBG6	1,000.00000000	0.00000000	3.43340769	0.00000000	0.00000000	0.00000000	0.00000000	3.43340769	1,000.00000000
D-2	46645JBJ0	1,000.00000000	0.00000000	3.43340751	0.00000000	0.00000000	0.00000000	0.00000000	3.43340751	1,000.00000000
E	46645JAU6	1,000.00000000	0.00000000	3.85007401	0.00000000	0.00000000	0.00000000	0.00000000	3.85007401	1,000.00000000
F	46645JAW2	1,000.00000000	0.00000000	3.85007468	0.00000000	0.00000000	0.00000000	0.00000000	3.85007468	1,000.00000000
G	46645JAY8	1,000.00000000	0.00000000	3.85007417	0.00000000	0.00000000	0.00000000	0.00000000	3.85007417	1,000.00000000
NR	46645JBA9	1,000.00000000	0.00000000	3.78316930	0.06690526	3.10810183	0.00000000	0.00000000	3.78316930	1,000.00000000
R	46645JBE1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46645JBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46645JAJ1	800.40743861	0.00000000	0.60112793	0.00000000	0.00000000	0.00000000	0.00000000	0.60112793	799.08127342
X-B	46645JAL6	1,000.00000000	0.00000000	0.28815764	0.00000000	0.00000000	0.00000000	0.00000000	0.28815764	1,000.00000000
X-C	46645JAN2	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46645JAQ5	1,000.00000000	0.00000000	0.41666659	0.00000000	0.00000000	0.00000000	0.00000000	0.41666659	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	02/01/23 - 02/28/23	30	0.00	322,834.96	0.00	322,834.96	0.00	0.00	0.00	322,834.96	0.00
A-4	02/01/23 - 02/28/23	30	0.00	901,470.35	0.00	901,470.35	0.00	0.00	0.00	901,470.35	0.00
A-SB	02/01/23 - 02/28/23	30	0.00	62,727.64	0.00	62,727.64	0.00	0.00	0.00	62,727.64	0.00
X-A	02/01/23 - 02/28/23	30	0.00	345,164.65	0.00	345,164.65	0.00	0.00	0.00	345,164.65	0.00
X-B	02/01/23 - 02/28/23	30	0.00	10,152.37	0.00	10,152.37	0.00	0.00	0.00	10,152.37	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	02/01/23 - 02/28/23	30	0.00	18,250.83	0.00	18,250.83	0.00	0.00	0.00	18,250.83	0.00
A-S	02/01/23 - 02/28/23	30	0.00	137,257.82	0.00	137,257.82	0.00	0.00	0.00	137,257.82	0.00
B	02/01/23 - 02/28/23	30	0.00	125,493.45	0.00	125,493.45	0.00	0.00	0.00	125,493.45	0.00
C	02/01/23 - 02/28/23	30	0.00	161,314.26	0.00	161,314.26	0.00	0.00	0.00	161,314.26	0.00
D-1	02/01/23 - 02/28/23	30	0.00	81,732.27	0.00	81,732.27	0.00	0.00	0.00	81,732.27	0.00
D-2	02/01/23 - 02/28/23	30	0.00	68,657.85	0.00	68,657.85	0.00	0.00	0.00	68,657.85	0.00
E	02/01/23 - 02/28/23	30	0.00	76,989.93	0.00	76,989.93	0.00	0.00	0.00	76,989.93	0.00
F	02/01/23 - 02/28/23	30	0.00	32,995.14	0.00	32,995.14	0.00	0.00	0.00	32,995.14	0.00
G	02/01/23 - 02/28/23	30	0.00	58,659.73	0.00	58,659.73	0.00	0.00	0.00	58,659.73	0.00
NR	02/01/23 - 02/28/23	30	69,501.11	87,986.56	0.00	87,986.56	1,529.00	0.00	0.00	86,457.57	71,030.11
Totals			69,501.11	2,491,687.81	0.00	2,491,687.81	1,529.00	0.00	0.00	2,490,158.82	71,030.11

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance	Principal Distribution Interest Distribution		Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
D-1 (Cert)	46645JBG6	4.120089%	23,805,000.00	23,805,000.00	0.00	81,732.27	0.00	0.00	81,732.27	23,805,000.00
D-1 (D)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
D-2 (Cert)	46645JBJ0	4.120089%	19,997,000.00	19,997,000.00	0.00	68,657.85	0.00	0.00	68,657.85	19,997,000.00
D-2 (D)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			43,802,000.02	43,802,000.00	0.00	150,390.12	0.00	0.00	150,390.12	43,802,000.00

Exchangeable Certificate Details
D	46645JAS1	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	3,251,636.24
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,334,884.00	Master Servicing Fee	5,154.27
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,759.83
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	251.68
ARD Interest	0.00	Senior Trust Advisor Fee	1,157.73
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	166,337.28	Total Fees	9,533.52
Total Interest Collected	2,501,221.28

Principal		Expenses/Reimbursements
Scheduled Principal	761,477.42	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,528.98
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	761,477.42	Total Expenses/Reimbursements	1,528.98

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,490,158.82
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	761,477.42
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,251,636.24
Total Funds Collected	3,262,698.70	Total Funds Distributed	3,262,698.74

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	647,179,161.79	647,179,161.79	Beginning Certificate Balance	647,179,161.21
(-) Scheduled Principal Collections	761,477.42	761,477.42	(-) Principal Distributions	761,477.42
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	646,417,684.37	646,417,684.37	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	647,179,161.80	647,179,161.80	Ending Certificate Balance	646,417,683.79
Ending Actual Collateral Balance	646,437,500.78	646,437,500.78

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.58)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.58)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.62%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	113,193,069.55	17.51%	30	4.6051	NAP	Defeased	12	113,193,069.55	17.51%	30	4.6051	NAP
	9,999,999 or less	33	134,744,954.19	20.84%	31	4.7259	2.009475	1.35 or less	2	42,815,784.30	6.62%	32	4.7445	1.035833
10,000,000 to 19,999,999		10	157,119,292.82	24.31%	32	4.5101	2.101962	1.36 to 1.45	2	22,632,452.08	3.50%	32	4.5319	1.387187
20,000,000 to 24,999,999		1	24,420,000.00	3.78%	30	4.3790	2.227500	1.46 to 1.55	3	51,449,403.28	7.96%	32	4.5292	1.474349
25,000,000 to 49,999,999		3	91,940,367.81	14.22%	32	4.5770	1.403031	1.56 to 1.65	4	30,047,499.00	4.65%	32	4.7113	1.625992
	50,000,000 or greater	1	125,000,000.00	19.34%	32	4.8320	1.935300	1.66 to 1.80	5	59,381,820.74	9.19%	32	4.6047	1.736440
	Totals	60	646,417,684.37	100.00%	31	4.6385	1.855814	1.81 to 2.00	9	181,945,347.90	28.15%	32	4.7441	1.933020
								2.01 or greater	23	144,952,307.52	22.42%	31	4.5552	2.559841
								Totals	60	646,417,684.37	100.00%	31	4.6385	1.855814
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Defeased	12	113,193,069.55	17.51%	30	4.6051	NAP
							Defeased	12	113,193,069.55	17.51%	30	4.6051	NAP
Alabama	2	44,572,937.35	6.90%	32	4.7036	1.405824
							Lodging	7	74,854,121.40	11.58%	32	4.6926	1.786821
Arizona	3	30,710,633.55	4.75%	32	4.8174	1.790021
							Mobile Home Park	1	11,750,000.00	1.82%	31	4.4800	2.490500
California	21	90,014,083.74	13.93%	31	4.6218	2.119067
							Multi-Family	27	172,945,107.60	26.75%	32	4.4558	1.975373
Colorado	1	11,750,000.00	1.82%	31	4.4800	2.490500
							Office	2	141,534,138.67	21.90%	32	4.8236	2.193848
Florida	4	21,965,517.57	3.40%	32	4.6354	1.753171
							Retail	35	124,242,673.52	19.22%	32	4.6872	1.570986
Georgia	2	1,820,000.00	0.28%	30	4.3790	2.227500
							Self Storage	1	7,898,573.63	1.22%	31	4.7600	2.025100
Illinois	3	6,838,346.95	1.06%	31	4.6888	0.892427
							Totals	85	646,417,684.37	100.00%	31	4.6385	1.855814
Indiana	5	8,784,169.81	1.36%	31	4.8580	1.468100
Kansas	1	17,813,000.00	2.76%	32	4.3450	2.249100
Louisiana	9	72,640,000.00	11.24%	32	4.3444	1.762074
Massachusetts	1	4,542,561.81	0.70%	32	4.8000	1.655400
Michigan	1	16,534,138.67	2.56%	30	4.7600	4.148500
New Jersey	1	8,702,943.18	1.35%	32	4.6000	1.613200
New Mexico	1	16,088,774.31	2.49%	32	4.4960	1.362900
New York	1	125,000,000.00	19.34%	32	4.8320	1.935300
North Carolina	3	6,908,830.11	1.07%	31	4.7374	1.869342
Ohio	1	6,543,677.77	1.01%	32	4.6200	1.446900
Oklahoma	1	8,750,000.00	1.35%	32	5.3300	1.804900
South Carolina	2	3,100,000.00	0.48%	30	4.3790	2.227500
Tennessee	3	3,182,000.00	0.49%	30	4.3790	2.227500
Texas	3	21,678,000.00	3.35%	32	4.4409	1.897316
Utah	1	2,625,000.00	0.41%	30	4.3790	2.227500
Wisconsin	3	2,660,000.00	0.41%	30	4.3790	2.227500
Totals	85	646,417,684.37	100.00%	31	4.6385	1.855814

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	113,193,069.55	17.51%	30	4.6051	NAP	Defeased	12	113,193,069.55	17.51%	30	4.6051	NAP
	4.40000% or less	7	117,842,000.00	18.23%	32	4.3505	1.992977	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	7	95,571,491.67	14.78%	32	4.5186	1.756594	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	26	155,617,223.15	24.07%	31	4.7028	1.992878	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	4	150,083,569.89	23.22%	32	4.8442	1.923771	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	4	14,110,330.11	2.18%	32	5.2276	1.753285	49 months or greater	48	533,224,614.82	82.49%	32	4.6456	1.924758
	Totals	60	646,417,684.37	100.00%	31	4.6385	1.855814	Totals	60	646,417,684.37	100.00%	31	4.6385	1.855814
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	12	113,193,069.55	17.51%	30	4.6051	NAP	Defeased	12	113,193,069.55	17.51%	30	4.6051	NAP
	60 months or less	48	533,224,614.82	82.49%	32	4.6456	1.924758	Interest Only	13	284,713,500.00	44.04%	32	4.6083	1.973048
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	1	3,728,830.11	0.58%	32	5.0430	1.563900
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 299 months	34	244,782,284.71	37.87%	32	4.6830	1.874089
	Totals	60	646,417,684.37	100.00%	31	4.6385	1.855814	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	60	646,417,684.37	100.00%	31	4.6385	1.855814
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	12	113,193,069.55	17.51%	30	4.6051	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	46	519,233,598.06	80.32%	32	4.6429	1.946031
	13 months to 24 months	2	13,991,016.76	2.16%	31	4.7471	1.135280
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	60	646,417,684.37	100.00%	31	4.6385	1.855814
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	304960002	OF	New York	NY	Actual/360	4.832%	469,777.78	0.00	0.00	N/A	11/01/25	--	125,000,000.00	125,000,000.00	03/01/23
3	883100522	RT	Alabaster	AL	Actual/360	4.770%	139,767.14	64,145.74	0.00	N/A	11/06/25	--	37,673,083.09	37,608,937.35	03/06/23
4	305040004	LO	Orange	CA	Actual/360	4.550%	92,498.88	60,399.28	0.00	N/A	11/01/25	--	26,137,829.74	26,077,430.46	03/01/23
5	305040005	MF	Baton Rouge	LA	Actual/360	4.345%	95,482.82	0.00	0.00	N/A	11/01/25	--	28,254,000.00	28,254,000.00	03/01/23
6	883100461	RT	Various	Various	Actual/360	4.379%	83,171.81	0.00	0.00	N/A	09/06/25	--	24,420,000.00	24,420,000.00	03/06/23
7	305040007	MF	Missouri City	TX	Actual/360	4.447%	68,276.27	0.00	0.00	N/A	11/01/25	--	19,740,000.00	19,740,000.00	03/01/23
8	305040008	MF	Baton Rouge	LA	Actual/360	4.345%	66,581.81	0.00	0.00	N/A	11/01/25	--	19,702,000.00	19,702,000.00	03/01/23
9	304840017	OF	Detroit	MI	Actual/360	4.760%	61,353.27	37,874.28	0.00	N/A	09/01/25	--	16,572,012.95	16,534,138.67	03/01/23
10	28000793	MF	Carrollton	TX	Actual/360	4.650%	62,294.68	33,098.13	0.00	N/A	11/06/25	--	17,224,335.77	17,191,237.64	03/06/23
11	883100524	MF	Farmington Hills	MI	Actual/360	4.460%	58,699.15	33,337.68	0.00	N/A	10/06/25	07/06/25	16,921,599.70	16,888,262.02	03/06/23
12	305040012	MF	Overland Park	KS	Actual/360	4.345%	60,198.04	0.00	0.00	N/A	11/01/25	--	17,813,000.00	17,813,000.00	03/01/23
13	28000792	RT	Albuquerque	NM	Actual/360	4.496%	56,370.80	31,497.87	0.00	N/A	11/06/25	--	16,120,272.18	16,088,774.31	03/06/23
14	883100532	MU	Orlando	FL	Actual/360	4.605%	49,121.29	31,667.27	0.00	N/A	10/06/25	07/06/25	13,714,644.77	13,682,977.50	03/06/23
15	305040015	RT	Glendale	AZ	Actual/360	4.690%	52,669.75	27,625.97	0.00	N/A	11/05/25	--	14,438,859.44	14,411,233.47	03/05/23
16	883100484	MF	Buena Park	CA	Actual/360	4.645%	47,863.71	30,467.54	0.00	N/A	10/06/25	--	13,248,450.01	13,217,982.47	03/06/23
17	305040017	LO	Fort Lauderdale	FL	Actual/360	4.660%	47,491.49	29,943.96	0.00	N/A	11/01/25	--	13,103,107.86	13,073,163.90	03/01/23
18	305040018	MF	Baton Rouge	LA	Actual/360	4.345%	49,978.60	0.00	0.00	N/A	11/01/25	--	14,789,000.00	14,789,000.00	03/01/23
19	883100449	MF	Norcross	GA	Actual/360	4.700%	44,414.35	27,935.62	0.00	N/A	09/06/25	--	12,149,820.96	12,121,885.34	03/06/23
20	883100455	LO	Tewksbury	MA	Actual/360	4.468%	37,619.58	25,478.63	0.00	N/A	09/06/25	06/06/25	10,825,433.07	10,799,954.44	03/06/23
21	28000780	MH	Colorado Springs	CO	Actual/360	4.480%	40,942.22	0.00	0.00	N/A	10/06/25	--	11,750,000.00	11,750,000.00	03/06/23
22	883100435	MF	Houston	TX	Actual/360	4.476%	39,791.64	0.00	0.00	N/A	08/06/25	--	11,430,000.00	11,430,000.00	03/06/23
24	883100533	MF	Orlando	FL	Actual/360	4.570%	31,852.69	20,765.17	0.00	N/A	10/06/25	07/06/25	8,961,370.38	8,940,605.21	03/06/23
25	883100466	RT	Various	IN	Actual/360	4.858%	33,265.37	19,816.40	0.00	N/A	10/06/25	--	8,803,986.21	8,784,169.81	02/06/23
26	305040026	LO	Carlstadt	NJ	Actual/360	4.600%	31,208.95	20,055.49	0.00	N/A	11/01/25	--	8,722,998.67	8,702,943.18	03/01/23
28	883100527	LO	Prescott	AZ	Actual/360	4.950%	31,657.79	18,249.70	0.00	N/A	11/06/25	--	8,222,802.48	8,204,552.78	03/06/23
29	883100469	LO	Phoenix	AZ	Actual/360	4.910%	30,982.70	18,165.76	0.00	N/A	10/06/25	--	8,113,013.06	8,094,847.30	03/06/23
30	883100467	RT	Menifee	CA	Actual/360	4.960%	30,487.66	17,606.51	0.00	N/A	07/06/25	--	7,902,907.88	7,885,301.37	03/06/23
31	305040031	RT	Santa Clarita	CA	Actual/360	4.580%	28,575.89	16,431.69	0.00	N/A	11/05/25	--	8,021,928.46	8,005,496.77	03/05/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
32	28000800	RT	Jenks	OK	Actual/360	5.330%	36,273.61	0.00	0.00	11/06/25	11/06/30	--	8,750,000.00	8,750,000.00	03/06/23
33	883100465	SS	San Diego	CA	Actual/360	4.760%	29,298.15	15,093.12	0.00	N/A	10/06/25	--	7,913,666.75	7,898,573.63	03/06/23
34	305040034	LO	Dania Beach	FL	Actual/360	4.660%	25,328.79	15,970.12	0.00	N/A	11/01/25	--	6,988,323.79	6,972,353.67	03/01/23
35	883100521	MF	Columbus	OH	Actual/360	4.620%	23,561.89	13,434.61	0.00	N/A	11/06/25	--	6,557,112.38	6,543,677.77	03/06/23
36	305040036	MF	Vestavia	AL	Actual/360	4.345%	23,534.45	0.00	0.00	N/A	11/01/25	--	6,964,000.00	6,964,000.00	03/01/23
37	883100473	MF	Champaign	IL	Actual/360	4.560%	18,509.88	12,105.52	0.00	N/A	10/06/25	--	5,218,952.47	5,206,846.95	03/06/23
38	883100526	MF	Shreveport	LA	Actual/360	4.315%	19,801.06	0.00	0.00	N/A	10/06/25	--	5,900,000.00	5,900,000.00	03/06/23
39	883100510	MF	Panorama City	CA	Actual/360	4.645%	16,752.30	10,663.64	0.00	N/A	10/06/25	--	4,636,957.23	4,626,293.59	03/06/23
40	305040040	SS	Covington	LA	Actual/360	4.600%	15,886.76	10,258.10	0.00	N/A	07/01/25	--	4,440,398.01	4,430,139.91	03/01/23
41	305040041	RT	Mansfield	MA	Actual/360	4.800%	16,992.91	9,109.19	0.00	N/A	11/05/25	--	4,551,671.00	4,542,561.81	03/05/23
42	883100515	MF	Los Angeles	CA	Actual/360	4.645%	14,406.34	9,170.34	0.00	N/A	10/06/25	--	3,987,608.67	3,978,438.33	03/06/23
43	28000746	LO	Durham	NC	Actual/360	5.043%	14,671.79	11,747.62	0.00	N/A	11/06/25	--	3,740,577.73	3,728,830.11	03/06/23
44	305040044	SS	Hammond	LA	Actual/360	4.600%	14,017.72	9,051.28	0.00	N/A	07/01/25	--	3,917,997.61	3,908,946.33	03/01/23
46	305040046	SS	Mandeville	LA	Actual/360	4.600%	12,615.95	8,146.15	0.00	N/A	07/01/25	--	3,526,197.86	3,518,051.71	03/01/23
47	883100487	MF	Hesperia	CA	Actual/360	4.645%	11,556.57	7,356.30	0.00	N/A	10/06/25	--	3,198,803.83	3,191,447.53	03/06/23
48	883100482	MF	Los Angeles	CA	Actual/360	4.645%	10,328.48	6,574.58	0.00	N/A	10/06/25	--	2,858,875.95	2,852,301.37	03/06/23
49	28000745	LO	Charlotte	NC	Actual/360	5.050%	9,455.96	11,751.11	0.00	N/A	11/06/25	--	2,407,459.19	2,395,708.08	03/06/23
50	883100489	MF	Los Angeles	CA	Actual/360	4.645%	5,589.35	3,557.88	0.00	N/A	10/06/25	--	1,547,105.71	1,543,547.83	03/06/23
51	883100504	MF	Los Angeles	CA	Actual/360	4.645%	4,219.56	2,685.96	0.00	N/A	10/06/25	--	1,167,955.30	1,165,269.34	03/06/23
52	883100516	MF	Highland	CA	Actual/360	4.645%	9,682.95	6,163.67	0.00	N/A	10/06/25	--	2,680,196.10	2,674,032.43	03/06/23
53	883100513	MF	Reseda	CA	Actual/360	4.645%	7,242.53	4,610.23	0.00	N/A	10/06/25	--	2,004,699.14	2,000,088.91	03/06/23
54	883100478	MF	North Hollywood	CA	Actual/360	4.645%	7,211.05	4,590.17	0.00	N/A	10/06/25	--	1,995,983.81	1,991,393.64	03/06/23
55	883100518	MF	Desert Hot Springs	CA	Actual/360	4.645%	7,211.05	4,590.17	0.00	N/A	10/06/25	--	1,995,983.81	1,991,393.64	03/06/23
56	883100512	MF	Palmdale	CA	Actual/360	4.645%	3,699.99	2,355.22	0.00	N/A	10/06/25	--	1,024,140.20	1,021,784.98	03/06/23
57	883100491	MF	Los Angeles	CA	Actual/360	4.645%	3,385.10	2,154.77	0.00	N/A	10/06/25	--	936,979.72	934,824.95	03/06/23
58	883100509	MF	North Hills	CA	Actual/360	4.645%	6,880.41	4,379.71	0.00	N/A	10/06/25	--	1,904,464.41	1,900,084.70	03/06/23
59	883100496	MF	Fontana	CA	Actual/360	4.645%	6,297.86	4,008.88	0.00	N/A	10/06/25	--	1,743,217.48	1,739,208.60	03/06/23
60	883100494	MF	Los Angeles	CA	Actual/360	4.645%	5,982.96	3,808.45	0.00	N/A	10/06/25	--	1,656,055.86	1,652,247.41	03/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
61	883100520	MF	Hawthorne	CA	Actual/360	4.645%	3,841.69	2,445.42	0.00	N/A	10/06/25	--	1,063,362.78	1,060,917.36	03/06/23
62	883100517	MF	San Bernardino	CA	Actual/360	4.645%	1,779.14	1,132.52	0.00	N/A	10/06/25	--	492,458.32	491,325.80	03/06/23
63	28000797	RT	Wilmington	IL	Actual/360	5.100%	3,558.10	0.00	0.00	11/06/25	11/06/30	--	897,000.00	897,000.00	03/06/23
64	28000796	RT	Danville	IL	Actual/360	5.100%	2,913.52	0.00	0.00	11/06/25	11/06/30	--	734,500.00	734,500.00	03/06/23
Totals							2,334,884.00	761,477.42	0.00				647,179,161.79	646,417,684.37
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	43,245,785.06	32,019,169.74	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	2,908,158.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,338,912.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,002,110.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	2,532,502.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,702,411.00	0.00	--	--	--	0.00	0.00	0.00	0.00	40,244.31	0.00
8	1,557,206.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,604,718.95	1,620,196.64	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	1,844,267.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,513,999.66	1,263,480.75	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,543,693.15	1,500,491.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,818,587.12	1,544,093.49	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,770,852.22	1,730,910.21	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,374,369.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,341,716.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,021,219.59	0.00	--	--	--	0.00	0.00	53,047.53	53,047.53	0.00	0.00
26	1,141,994.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,458,129.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	153,709.35	1,363,579.38	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	978,042.13	297,185.05	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
32	866,400.00	649,800.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,020,241.67	818,198.56	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,071,249.98	1,048,034.66	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	659,623.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	968,323.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	217,105.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	677,393.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	569,773.61	652,880.98	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	584,804.92	403,845.88	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	529,540.36	436,706.49	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	204,236.68	495,809.99	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	807,062.55	628,690.60	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	381,195.70	263,194.23	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	224,333.04	183,464.44	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	194,007.58	132,973.69	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	378,956.46	345,608.41	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	290,327.39	196,740.98	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	324,994.69	255,651.49	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
55	362,529.58	297,288.86	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	154,623.46	149,583.56	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
57	123,769.91	112,465.84	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
58	188,066.38	235,458.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
59	256,912.51	191,617.01	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
60	221,493.32	220,703.81	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
61	148,775.26	168,786.92	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	129,150.22	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
63	90,158.59	67,618.70	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
64	73,944.07	55,457.81	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	92,442,228.66	49,478,837.39				0.00	0.00	53,047.53	53,047.53	40,244.31	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.638543%	4.619608%	31
02/17/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.638582%	4.619643%	32
01/18/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.638614%	4.619671%	33
12/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.638645%	4.619699%	34
11/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.638679%	4.619729%	35
10/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.638710%	4.619757%	36
09/16/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.638743%	4.619786%	37
08/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.638773%	4.619813%	38
07/15/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	20,870,000.00	4.638804%	4.619841%	39
06/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.629725%	4.610922%	40
05/17/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.629763%	4.610956%	41
04/18/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.629802%	4.600183%	42
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
25	883100466	02/06/23	0	B	53,047.53	53,047.53	0.00	8,803,986.21
Totals					53,047.53	53,047.53	0.00	8,803,986.21

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		636,036,184	636,036,184		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		10,381,500	10,381,500		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-23	646,417,684	646,417,684	0	0	0	0
Feb-23	647,179,162	647,179,162	0	0	0	0
Jan-23	647,801,571	647,801,571	0	0	0	0
Dec-22	648,421,486	648,421,486	0	0	0	0
Nov-22	649,084,504	649,084,504	0	0	0	0
Oct-22	649,699,279	649,699,279	0	0	0	0
Sep-22	650,357,341	650,357,341	0	0	0	0
Aug-22	650,967,017	650,967,017	0	0	0	0
Jul-22	651,574,250	651,574,250	0	0	0	0
Jun-22	673,095,042	673,095,042	0	0	0	0
May-22	673,697,235	673,697,235	0	0	0	0
Apr-22	674,343,168	674,343,168	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
No specially serviced loans this period

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
No specially serviced loans this period
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 26 of 30

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
45	883100434 08/17/18	4,005,713.66	5,000,000.00	4,329,313.35	270,113.50	4,329,313.35	4,059,199.85	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		4,005,713.66	5,000,000.00	4,329,313.35	270,113.50	4,329,313.35	4,059,199.85	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
45	883100434	08/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	0.00	0.00	1,528.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	0.00	0.00	1,528.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		1,528.98

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30